Derivative warrant liabilities - Outstanding and exercisable (Details)	Mar. 31, 2024 $ / shares shares
Derivative warrant liabilities
Exercise price of warrants per share | $ / shares	$ 11.50
Number of warrants outstanding	13,070,000
Number of warrants Exercisable	13,070,000
Issued on January 25, 2024
Derivative warrant liabilities
Exercise price of warrants per share | $ / shares	$ 11.50
Number of warrants outstanding	13,070,000
Number of warrants Exercisable	13,070,000